SEGMENT DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2022
SEGMENTED INFORMATION
Schedule Of Geographical Information Of Company's Non-current Assets
Thousands of United States dollars	Cannabis growth and derivative production	Consumer products	Pharmaceuticals and nutraceuticals	Beverage and food	Corporate and Eliminations	Total
For the six months ended June 30, 2022
Revenue	$3	$13,603	$3,708	$252	$(2,649)	$14,917
Gross profit	47	4,304	2,096	99	-	6,546
Net (loss) income	(715)	(19,420)	317	(462)	(12,436)	(32,716)

For the six months ended June 30, 2021
Revenue	$-	$286	$1,629	$310	$(107)	$2,118
Gross profit	-	173	752	87	-	1,012
Net (loss) income	(428)	(857)	50	(64)	(3,839)	(5,138)
Thousands of United States dollars	Colombia	United States	Canada	United Kingdom	Total
Non-current assets at June 30, 2022	$5,320	$42,351	$1,533	$2,708	$51,912
Total liabilities at June 30, 2022	2,732	9,290	4,496	81	16,599

Non-current assets at December 31, 2021	$4,042	$29,650	$3,844	$-	$37,536
Total liabilities at December 31, 2021	2,359	3,106	3,073	-	8,538

Six months ended June 30, 2022
Net revenue	$1,631	$12,887	$-	$399	$14,917
Gross profit	999	5,471	-	76	6,546

Six Months Ended June 30, 2021
Net revenue	$2,069	$49	$-	$-	$2,118
Gross profit	1,009	3	-	-	1,012